Loans - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses
Individually evaluated for impairment			$ 239	$ 7,679
Collectively evaluated for impairment			20,800	24,030
Total ending allowance balance			21,039	31,709	$ 32,697	$ 24,201
Loan balance:
Individually evaluated for impairment			9,069	30,784
Collectively evaluated for impairment			1,878,152	1,714,289
Total	$ 2,000,969	$ 1,951,738	1,887,221	1,745,073
Commercial real estate
Allowance for loan losses
Individually evaluated for impairment			41	7,558
Collectively evaluated for impairment			15,436	17,554
Total ending allowance balance			15,477	25,112	23,356	11,396
Loan balance:
Individually evaluated for impairment			331	20,110
Collectively evaluated for impairment			1,108,984	1,011,531
Total	1,198,840	1,154,210	1,109,315	1,031,641
Owner-occupied commercial real estate
Allowance for loan losses
Individually evaluated for impairment			102	14
Collectively evaluated for impairment			533	597
Total ending allowance balance			635	611	1,196	2,310
Loan balance:
Individually evaluated for impairment			2,580	2,843
Collectively evaluated for impairment			124,534	122,770
Total	124,466	125,657	127,114	125,613
Acquisition, construction & development
Allowance for loan losses
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			2,082	3,369
Total ending allowance balance			2,082	3,369	4,255	1,697
Loan balance:
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			94,450	109,518
Total	92,730	99,886	94,450	109,518
Commercial & industrial
Allowance for loan losses
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			438	160
Total ending allowance balance			438	160	68	5,952
Loan balance:
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			53,514	58,818
Total	59,142	50,101	53,514	58,818
Single family residential (1-4 units)
Allowance for loan losses
Individually evaluated for impairment			96	107
Collectively evaluated for impairment			2,283	2,327
Total ending allowance balance			2,379	2,434	3,757	2,791
Loan balance:
Individually evaluated for impairment			6,158	7,831
Collectively evaluated for impairment			493,204	407,763
Total	522,944	518,775	499,362	415,594
Consumer non-real estate and other
Allowance for loan losses
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			28	23
Total ending allowance balance			28	23	$ 65	$ 55
Loan balance:
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			3,466	3,889
Total	$ 2,847	$ 3,109	$ 3,466	$ 3,889